Vessels (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Vessels (Table)

Year	Lease Commitment
2022	$34,892
2023	25,922
2024	25,958
2025	15,332
2026	4,992
Minimum net lease payments	$107,096
Less: Present value discount	(14,330)
Total Obligations under operating leases and financial liability (current and non-current portion)	$92,766